Events after the reporting year	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Events after the reporting year

Note	37 | Events after the reporting year

The following are the events that occurred subsequent to December 31, 2023:

-	Public Hearing – ENRE Resolution No. 2/2024, see Note 2.b.
-	Amendment to both the seasonal reference prices and the values of the Company’s electricity rate schedules – SE Resolution No. 7/2024 and ENRE Resolution No. 102/2024, see Note 2.b.
-	Issuance of new Class No. 3 and Class No. 4 Corporate Notes, Note 28.
-	Legal action for difference in contribution rate to the Single Social Security System, Executive Order 814/2011, Note 8.
-	Legal action for unconstitutionality of the TERI, Note 8.